SHARE-BASED COMPENSATION (Awards) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 26, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		318,094	9,842	9,856
Options outstanding		422,784	208,222	207,769	230,958
June 22 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized		$ 225
June 22 [Member] | Tranche One [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		11,302
Vesting period		4 years
Vesting percentage		25.00%
January 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares available for grant					80,646
April 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					2 years
Increase in shares available for grant					143,212
Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Fair value of options on grant date		$ 2.77	$ 12.48	$ 18.60
Compensation cost not yet recognized		$ 701	$ 346	$ 766
Period for recognizing compensation cost		4 years
Increase in shares available for grant		1,205,594
Options expiring during period	49,965
Options [Member] | August 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		24,951
Exercise price		$ 22.36
Compensation cost not yet recognized		$ 551
Vesting period		4 years
Vesting percentage		25.00%
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options on grant date		$ 3.31	$ 1.91
Compensation cost not yet recognized		$ 263	$ 287
Options outstanding		109,469	44,473
RSU's expiring during period	11,302
RSUs [Member] | June 22 [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		6,146
Compensation cost not yet recognized		$ 138
Vesting period		4 years
Vesting percentage		25.00%
RSUs [Member] | June 22 [Member] | Certain Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized		$ 225
RSUs [Member] | August 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		24,951
Compensation cost not yet recognized		$ 551
RSUs [Member] | August 3 [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		15.00%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		22.50%
RSUs [Member] | August 3 [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		40.00%
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in shares available for grant		870,261